Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) (Parentheticals) - CHF (SFr)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) [Abstract]
Remeasurements of defined benefit liability, net of taxes	SFr 0	SFr 0
Foreign currency translation differences, tax	0	0
Other comprehensive income/(loss), net	SFr 0	SFr 0